Segment information and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information And Revenue Analysis
Schedule of disaggregated information of revenues from discontinued operations

	For the year ended December 31,
	2023	2022	2021

Standard cloud-based services	$879,873	$2,100,610	$1,982,328
BPO services	1,092,397	2,001,452	2,261,998
Business integration services	422,605	1,326,009	4,076,446
Other revenues	194,948	77,663	1,320,308
Total revenues	$2,589,823	$5,505,734	$9,641,080

Schedule of disaggregated information of revenues from continuing operations

	For the year ended December 31,
	2023	2022	2021

Standard cloud-based services	$—	$—	$—
BPO services	—	—	—
Business integration services	280,000	—	—
Other revenues	—	—	—
Total revenues	$280,000	$—	$—

Schedule of disaggregated information of revenues from continuing operations by geography

	For the year ended December 31,
	2023	2022	2021

Mainland China*	$2,589,823	$5,505,734	$9,641,080
Outside Mainland China	280,000	—	—
Total revenues	$2,869,823	$5,505,734	$9,641,080

*	All of revenues collected from Mainland China were derived from discontinued operations for the year ended December 31, 2023, 2022 and 2021.